Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INDEX TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2016
Federated Mid-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Mid-Cap Index Fund (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS), Service Shares (SS) and Class R6 Shares (R6) of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2018
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	fit_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund's Class R6 Shares commenced operations on October 18, 2016, "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's MidCap 400 Index (Index). The Index is a broad-based market capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or underweight positions in securities within the Index based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivatives contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies. The Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurances that the Fund's use of derivative contracts or hybrid instruments will work as intended.

The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments. The Fund will notify shareholders of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in Index investments.

		The Fund's Manager has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the "Board") to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. . Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Fund's performance.
  Real Estate Investment Trust Risk. Real estate investment trusts ("REITs") carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
  Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments that affect those sectors emphasized by the Fund.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, credit, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
  Technology Risk. The Manager uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
		The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's SS class investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's SS class investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Mid-Cap Index Fund - SS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's SS class total return for the nine-month period from January 1, 2016 to September 30, 2016, was 11.98%.

		Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 19.83% (quarter ended September 30, 2009). Its lowest quarterly return was (25.62)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding shares through tax-deferral programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax-return are shown only for the Fund's SS class and after-tax returns for the Fund's IS class and R6 class may differ from those shown for the Fund's SS class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund's IS class commenced operations on January 4, 2012. Accordingly, for the period prior to the commencement of operations of the Fund's IS class, the performance information shown in the Average Annual Total Return Table is for the Fund's SS class, adjusted to remove any voluntary waiver of Fund expenses related to the Fund's SS class that occurred prior to the commencement of operations of the Fund's IS class. The Fund's R6 class commenced operations on October 18, 2016. For the period prior to commencement of operations of the Fund's R6 class, the performance information shown below is for the Fund's SS class, adjusted to remove any voluntary waiver of Fund expenses related to the Fund's SS class that occurred during the period prior to the commencement of the Fund's R6 class.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's SS class to illustrate the effect of federal taxes on Fund returns. After tax-return are shown only for the Fund's SS class and after-tax returns for the Fund's IS class and R6 class may differ from those shown for the Fund's SS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferral programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

		(For the Period Ended December 31, 2015)
Federated Mid-Cap Index Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.31%
1 Year	rr_ExpenseExampleYear01	$ 42
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	$ 518
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	10.43%
10 Years	rr_AverageAnnualReturnYear10	7.86%
Federated Mid-Cap Index Fund | SS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
2006	rr_AnnualReturn2006	9.85%
2007	rr_AnnualReturn2007	7.58%
2008	rr_AnnualReturn2008	(36.35%)
2009	rr_AnnualReturn2009	36.93%
2010	rr_AnnualReturn2010	26.03%
2011	rr_AnnualReturn2011	(2.25%)
2012	rr_AnnualReturn2012	17.37%
2013	rr_AnnualReturn2013	33.21%
2014	rr_AnnualReturn2014	9.25%
2015	rr_AnnualReturn2015	(2.58%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's SS class total return for the nine-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.62%)
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	10.22%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Federated Mid-Cap Index Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	$ 468
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	10.22%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Federated Mid-Cap Index Fund | Return After Taxes on Distributions | SS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.51%)
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Federated Mid-Cap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | SS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Federated Mid-Cap Index Fund | Standard & Poor's MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.18%)	[3]
5 Years	rr_AverageAnnualReturnYear05	10.68%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.18%	[3]

[1]	The Manager and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.30%, 0.55% and 0.29% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	Because the Fund's Class R6 Shares commenced operations on October 18, 2016, "Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Standard & Poor's MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.